Other Income and Other Expenses - Summary of Other Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Foreign currency gain	₩ 1,174,376	₩ 970,306	₩ 969,425
Gain on disposal of property, plant and equipment	35,788	6,620	101,227
Gain on disposal of intangible assets	552	239	308
Reversal of impairment loss on intangible assets	960	348	35
Rental income	3,098	3,584	2,212
Gain on disposal of non-current assets held for sales	8,353
Others	44,124	23,040	8,539
Other income	₩ 1,267,251	₩ 1,004,137	₩ 1,081,746